Commitment and Contingencies Warranty and Extended Warranty (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Product Warranty Liability [Line Items]
Product Warranty Accrual, Current	$ 652
Product Warranty Accrual, Noncurrent	377
Deferred revenue extended warranties, current	5,405
Deferred revenue extended warranties, noncurrent	1,638
Warranty Reserves [Member]
Product Warranty Liability [Line Items]
Liability, period start	1,437	$ 0
Product warranty, liabilities assumed from acquisition	20	1,451
Product Warranty Accrual, Payments	(224)	(106)
Product Warranty Accrual, Warranties Issued	398	42
Product Warranty Accrual, Preexisting, Increase (Decrease)	(602)	50
Liability, period end	1,029	1,437
Deferred revenue [Member]
Product Warranty Liability [Line Items]
Deferred Revenue, period start	8,948	0
Product warranty, liabilities assumed from acquisition	0	8,538
Product Warranty Accrual, Payments	(8,952)	(1,063)
Product Warranty Accrual, Warranties Issued	7,047	1,467
Product Warranty Accrual, Preexisting, Increase (Decrease)	0	6
Deferred Revenue, period end	$ 7,043	$ 8,948